Leases - Additional information (Details) £ in Thousands	Nov. 23, 2021	Sep. 03, 2021 GBP (£) leaseAgreement	Jul. 12, 2021	Jan. 01, 2021 leaseAgreement property
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease agreements				3
United Kingdom
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease properties | property				2
Milton Park, Oxfordshire
Disclosure of quantitative information about right-of-use assets [line items]
Term of contract			10 years
Lessee, operating lease, break period			5 years
Dundee, United Kingdom
Disclosure of quantitative information about right-of-use assets [line items]
Term of contract	10 years
Lessee, operating lease, break period	5 years
Vienna, Austria
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease agreements not yet commenced		2
Lessee, operating lease, term of contract not yet commenced		7 years
Operating leases, future minimum payments due | £		£ 6,132